Interest Expense - Summary of Interest Expense (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Interest costs [abstract]
Gross interest expense	$ 1,262.9	₨ 92,333.4	₨ 86,899.6	₨ 72,714.5
Less: Interest capitalized	(157.2)	(11,492.9)	(14,346.5)	(15,128.5)
Total	$ 1,105.7	₨ 80,840.5	₨ 72,553.1	₨ 57,586.0